Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Genius Sports Ltd
Entity Central Index Key	0001834489
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	Y7
Entity Address, Country	DE